Loans and borrowings - Summary of Loans and Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 1,462,691	$ 1,444,303
Current maturities	(222,430)	(142,484)
Loans and borrowings long-term	1,240,261	1,301,819
2034 | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	1,039,821	983,138
2033 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities	$ 422,870
2029 | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 191,132
2025
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		14.68%
Debt including current maturities		$ 270,033
Bottom of range | 2034
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	1.73%	1.73%
Bottom of range | 2033
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	6.53%
Bottom of range | 2029
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		4.97%
Top of range | 2034
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	3.99%	3.95%
Top of range | 2033
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings	6.86%
Top of range | 2029
Disclosure of detailed information about borrowings [line items]
Effective interest rates of borrowings		6.35%